Note 30 - Subsequent Events (Details Textual) - Major business combination [member] - Gemfield Resources LLC [member] $ in Millions	Feb. 22, 2022 USD ($)
Statement Line Items [Line Items]
Cash transferred	$ 175.0
Liabilities incurred	$ 31.5